Shareholders' equity and reserves (Details - Stock option activity) - Stock Options [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	806,061	528,283
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.70	$ 0.69
Number of share options granted in share-based payment arrangement | shares	454,040	277,778
Weighted average share price, share options granted | $ / shares	$ 0.54	$ 0.50
Number of share options exercised in share-based payment arrangement | shares	(252,525)	0
[custom:WeightedAverageSharePriceShareOptionsExpired] | $ / shares	$ 0.83	$ 0
Number of share options outstanding in share-based payment arrangement at end of period | shares	1,007,576	806,061
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.58	$ 0.70